Annual Total Returns [BarChart] - AZL MVP Moderate Index Strategy Fund - AZL MVP Moderate Index Strategy Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	23.88%
Annual Return 2014	8.42%
Annual Return 2015	(3.21%)
Annual Return 2016	5.43%
Annual Return 2017	13.21%
Annual Return 2018	(5.26%)
Annual Return 2019	18.64%
Annual Return 2020	6.44%